Annual Total Returns [BarChart] - VY BrandywineGLOBAL - Bond Portfolio - No Class	May 01, 2021
Bar Chart Table:
2011
2012
2013
2014
2015
2016	2.70%
2017	2.93%
2018	(1.65%)
2019	10.12%
2020	17.47%